UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $    1,004,781
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100   14,397   507,300 SH       DEFINED    1,2        507,300      0    0
ANADARKO PETE CORP           COM            032511107   17,609   266,000 SH       DEFINED    1,2        266,000      0    0
APPROACH RESOURCES INC       COM            03834A103    2,435    95,350 SH       DEFINED    1,2         95,350      0    0
ARCH COAL INC                COM            039380100    4,823   700,000     CALL DEFINED    1,2        700,000      0    0
BARRICK GOLD CORP            COM            067901108    9,037   240,550 SH       DEFINED    1,2        240,550      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   15,251   233,550 SH       DEFINED    1,2        233,550      0    0
CABOT OIL & GAS CORP         COM            127097103   22,158   562,376 SH       DEFINED    1,2        562,376      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   13,627   319,050 SH       DEFINED    1,2        319,050      0    0
CENOVUS ENERGY INC           COM            15135U109   19,435   611,150 SH       DEFINED    1,2        611,150      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101   11,034   223,850 SH       DEFINED    1,2        223,850      0    0
CONCHO RES INC               COM            20605P101   15,896   186,750 SH       DEFINED    1,2        186,750      0    0
CONSOL ENERGY INC            COM            20854P109   17,834   589,757 SH       DEFINED    1,2        589,757      0    0
DEVON ENERGY CORP NEW        COM            25179M103   26,412   455,450 SH       DEFINED    1,2        455,450      0    0
DOW CHEM CO                  COM            260543103    9,845   312,550 SH       DEFINED    1,2        312,550      0    0
ENCANA CORP                  COM            292505104    3,333   160,000 SH       DEFINED    1,2        160,000      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    1,286    41,100 SH       DEFINED    1,2         41,100      0    0
ENI S P A                    SPONSORED ADR  26874R108    6,280   147,700 SH       DEFINED    1,2        147,700      0    0
ENSCO PLC                    SHS CLASS A    G3157S106    6,313   134,414 SH       DEFINED    1,2        134,414      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    6,802    47,680 SH       DEFINED    1,2         47,680      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   25,549   749,906 SH       DEFINED    1,2        749,906      0    0
GOLDCORP INC NEW             COM            380956409    4,696   124,963 SH       DEFINED    1,2        124,963      0    0
GRAN TIERRA ENERGY INC       COM            38500T101    8,940 1,820,793 SH       DEFINED    1,2      1,820,793      0    0
HALLIBURTON CO               COM            406216101   21,366   752,600 SH       DEFINED    1,2        752,600      0    0
IMPERIAL OIL LTD             COM NEW        453038408   22,704   544,200 SH       DEFINED    1,2        544,200      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    6,385   239,600 SH       DEFINED    1,2        239,600      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109    2,132    80,000     CALL DEFINED    1,2         80,000      0    0
ISHARES TR                   RUSSELL 2000   464287655   69,615   875,000     PUT  DEFINED    1,2        875,000      0    0
LAREDO PETE HLDGS INC        COM            516806106    5,190   249,500 SH       DEFINED    1,2        249,500      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100   18,049   448,200 SH       DEFINED    1,2        448,200      0    0
MARATHON OIL CORP            COM            565849106    7,424   290,350 SH       DEFINED    1,2        290,350      0    0
MARKET VECTORS ETF TR        OIL SVCS ETF   57060U191   26,730   750,000     PUT  DEFINED    1,2        750,000      0    0
MATADOR RES CO               COM            576485205    1,605   149,400 SH       DEFINED    1,2        149,400      0    0
MIDWAY GOLD CORP             COM            598153104    1,105   794,900 SH       DEFINED    1,2        794,900      0    0
MOSAIC CO NEW                COM            61945C103   16,242   296,600 SH       DEFINED    1,2        296,600      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   28,352   439,978 SH       DEFINED    1,2        439,978      0    0
NEW GOLD INC CDA             COM            644535106    3,990   420,000 SH       DEFINED    1,2        420,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT     H5833N103    6,389   196,400 SH       DEFINED    1,2        196,400      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   26,396   307,750 SH       DEFINED    1,2        307,750      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    5,060    59,000     CALL DEFINED    1,2         59,000      0    0
OCEANEERING INTL INC         COM            675232102   13,865   289,700 SH       DEFINED    1,2        289,700      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS        L7257P106    6,364   747,800 SH       DEFINED    1,2        747,800      0    0
PEABODY ENERGY CORP          COM            704549104   13,415   547,111 SH       DEFINED    1,2        547,111      0    0
PIONEER NAT RES CO           COM            723787107   31,716   359,550 SH       DEFINED    1,2        359,550      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    6,542   185,950 SH       DEFINED    1,2        185,950      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205    2,807 3,189,735 SH       DEFINED    1,2      3,189,735      0    0
POTASH CORP SASK INC         COM            73755L107    9,177   210,050 SH       DEFINED    1,2        210,050      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   24,962   522,100 SH       DEFINED    1,2        522,100      0    0
ROWAN COMPANIES PLC          SHS CL A       G7665A101    6,700   207,250 SH       DEFINED    1,2        207,250      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   23,725   351,850 SH       DEFINED    1,2        351,850      0    0
SANCHEZ ENERGY CORP          COM            79970Y105    1,567    75,350 SH       DEFINED    1,2         75,350      0    0
SCHLUMBERGER LTD             COM            806857108   17,637   271,717 SH       DEFINED    1,2        271,717      0    0
SELECT SECTOR SPDR TR        SBI MATERIALS  81369Y100   35,290 1,000,000     PUT  DEFINED    1,2      1,000,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506   33,185   500,000     PUT  DEFINED    1,2        500,000      0    0
SILVER WHEATON CORP          COM            828336107   12,579   468,650 SH       DEFINED    1,2        468,650      0    0
SM ENERGY CO                 COM            78454L100    1,083    22,050 SH       DEFINED    1,2         22,050      0    0
SOUTHWESTERN ENERGY CO       COM            845467109   10,088   315,950 SH       DEFINED    1,2        315,950      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    3,569    23,000     CALL DEFINED    1,2         23,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   34,026   250,000     PUT  DEFINED    1,2        250,000      0    0
SPDR SERIES TRUST            S&P METALS MNG 78464A755   34,698   837,500     PUT  DEFINED    1,2        837,500      0    0
SPDR SERIES TRUST            S&P OILGAS EXP 78464A730   80,640 1,600,000     PUT  DEFINED    1,2      1,600,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
STATOIL ASA                  SPONSORED ADR  85771P102    6,102   255,750 SH       DEFINED    1,2        255,750      0    0
STILLWATER MNG CO            COM            86074Q102    2,168   253,900 SH       DEFINED    1,2        253,900      0    0
SUNCOR ENERGY INC NEW        COM            867224107   20,799   718,436 SH       DEFINED    1,2        718,436      0    0
TALISMAN ENERGY INC          COM            87425E103   15,919 1,389,050 SH       DEFINED    1,2      1,389,050      0    0
TOTAL S A                    SPONSORED ADR  89151E109    1,349    30,022 SH       DEFINED    1,2         30,022      0    0
TRIANGLE PETE CORP           COM NEW        89600B201    9,294 1,665,595 SH       DEFINED    1,2      1,665,595      0    0
WALTER ENERGY INC            COM            93317Q105    2,316    52,450 SH       DEFINED    1,2         52,450      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    9,134   723,200 SH       DEFINED    1,2        723,200      0    0
YAMANA GOLD INC              COM            98462Y100    2,339   151,851 SH       DEFINED    1,2        151,851      0    0